REVENUE EARNING ROBOTS (Tables)	12 Months Ended
Feb. 29, 2024
Revenue Earning Robots
REVENUE EARNING ROBOTS CONSISTED OF THE FOLLOWING

Revenue earning robots consisted of the following:

	February 29, 2024	February 28, 2023
Revenue earning devices	$3,432,846	$2,015,058
Less: Accumulated depreciation	(952,844)	(779,839)
	$2,480,002	$1,235,219